Employee benefit plans - Net Periodic Benefit Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension plans, postretirement and other employee benefits [Line items]
Service cost	¥ 9,322	¥ 9,016	¥ 9,328
Interest cost	4,302	4,649	4,480
Expected return on plan assets	(4,072)	(3,262)	(3,182)
Amortization of net actuarial losses	3,630	3,687	3,088
Amortization of prior service cost	(1,545)	(1,479)	(1,148)
Net periodic benefit cost	¥ 11,637	¥ 12,611	¥ 12,566